CALVERT INVESTMENTS
4550 Montgomery Avenue
Bethesda, MD 20814

January 30, 2015

VIA EDGAR CORRESPONDENCE

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attn:     Valerie J. Lithotomos, Esq.
Division of Investment Management

Re:    The Calvert Fund
SEC File Nos. 2-76510 and 811-03416
Post-Effective Amendments No. 103 and No. 104

Dear Ms. Lithotomos:

Filed herewith is post-effective amendment (“PEA”) No. 104 to the Registration Statement for The Calvert Fund (the “Trust” or “Registrant”) under the Securities Act of 1933 (the “Securities Act”) and PEA No. 104 under the Investment Company Act of 1940. This PEA is being filed pursuant to Rule 485(b) under the Securities Act to incorporate updated financial information through the funds’ fiscal year ended September 30, 2014.

This letter also serves as a response to SEC staff (the “Staff”) comments (“Comments”) conveyed by Valerie Lithotomos to me by telephone on January 8, 2015, regarding PEA No. 103 filed on November 25, 2014, which is a filing under Rule 485(a) under the Securities Act regarding a change in the investment strategy for Calvert High Yield Bond Fund (the “Fund”), a series of the Trust. The Comments and the Trust’s responses thereto (the “Responses”) are set forth below. Note that this PEA filing for the Fund included disclosure for other series of the Trust because those series share the same statutory prospectus with the Fund. I note that several Comments relate to disclosure for those other series, so the Responses also address these Comments.1

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1 The Registrant did request selective review of PEA No. 103 with respect to disclosure for the Fund only, in accordance with Securities Act Release No. 33-6510 (February 15, 1984).

Disclosure changes referenced in the Responses are reflected in this PEA No. 104 filing.

1.	Comment: Review the investment strategies for each fund to ensure that the disclosure is specific and customized for the particular fund, as the disclosure for the funds are highly similar.

Response: The Trust has reviewed the disclosures and believes they accurately reflect the investment strategy and process of each Fund, which are similar for a number of funds and differ principally due to the length of duration of the Fund and some types of investments. Nonetheless, the Trust has modified the disclosure for the hedging strategy for Calvert High Yield Bond Fund to further clarify how it is used.

2.	Comment: Confirm that all of the investment strategies for each fund contain corresponding risk disclosure, including the investment strategy to invest in foreign securities.

Response: The Trust has reviewed the investment strategies of each fund to confirm that each strategy has appropriate risk disclosure. The Trust has added foreign securities risk disclosure to the fund summary for Calvert High Yield Bond Fund to match the corresponding strategy disclosure.

3.
Comment: Please confirm that the funds’ derivatives disclosure is consistent with the SEC staff’s guidance as articulated in Barry Miller’s letter to the Investment Company Institute (Letter to Ms. Karrie McMillan, General Counsel, Investment Company Institute, from Mr. Barry Miller, Associate Director, Office of Legal and Disclosure, Derivatives-Related Disclosures by Investment Companies (July 30, 2010)(the “ICI Derivatives Letter”).

Response: The Trust has reviewed the derivatives-related disclosures in the prospectus to confirm that they adequately address the particular risks created by the derivatives cited in the prospectus. The Trust believes that the funds’ derivatives-related disclosure is consistent with the substantive guidance in the ICI Derivatives Letter. As stated in the Response to Comment #1, the Trust has modified the disclosure for the hedging strategy for Calvert High Yield Bond Fund.

4.	Comment: Confirm that there will be no recoupment of advisory fees by the Adviser under the contractual fee waivers.

Response: The contractual fee waivers do not provide for the recoupment by the Adviser of any fees the Adviser has previously waived. The Adviser will recoup no advisory fees.

5.
Comment: Increase explanatory disclosure for the terms “maturity” and “duration.” Consider using definitions and examples for those terms, in particular for Calvert Long-Term Income Fund (with respect to “dollar-weighted average portfolio maturity”) and Calvert Ultra-Short Income Fund.

Response: The Trust has added a definition of “average weighted portfolio maturity” in the description of “portfolio maturity risk” for Calvert Long-Term Income Fund. The Trust has also added a discussion on maturity and duration (which includes definitions and examples) in the section “More Information on Investment Objective, Investment Strategies and Risks.”

6.	Comment: Confirm that the fee waivers referenced in the annual fund operating expenses tables are contractual.

Response: The Trust confirms that such fee waivers are contractual.

7.	Comment: Ensure that captions relating to expense reimbursement or fee waiver arrangements in the annual fund operating expenses tables are consistent with Instruction 3(e) of Item 3 of Form N-1A.

Response: The Trust has revised the disclosures accordingly.

8.
Comment: If the 80% investment policy for each fund is calculated the same way, with respect to net assets including borrowings for investment purposes, ensure that all relevant disclosures accurately reflect this.

Response: The Trust has reviewed the disclosures and has revised the relevant disclosure for Calvert High Yield Bond Fund accordingly.

9.	Comment: For Calvert High Yield Bond Fund, explain the strategy “to identify high yield bonds of companies that have the ability to make timely payments of principal and interest.”

Response: The Fund’s disclosure states that it “seeks to identify” such bonds and makes no guarantee that it will achieve this result. The Fund also contains other disclosures detailing the risks of investing in high yield bonds and states plainly that the Fund’s investments may not perform as expected.

10.	Comment: Review the investment objectives for Calvert Bond Portfolio and Calvert Green Bond Fund and remove any references to investment strategy, which should not appear in the investment objective.

Response: The Trust has reviewed the disclosures and has revised the disclosures accordingly.

11.	Comment: For Calvert Green Bond Fund, disclose any risks related to investing based on ESG factors.

Response: The Fund has added the requested disclosure in the “Principal Risks” section of the Fund Summary.

12.
Comment: Prospectus disclosure states that Calvert Bond Portfolio may invest in exchange-traded funds. No line item for “Acquired Fund Fees and Expenses” is provided in the annual fund operating expenses table. Confirm that any acquired fund fee and expense related to the fund’s investment in other investment companies is not anticipated to exceed one basis point; otherwise, please include disclosure for this item.

Response: The Trust confirms that any acquired fund fee and expense related to Calvert Bond Portfolio’s investment in other investment companies is not anticipated to exceed one basis point.

Finally, on behalf of the Trust and as an officer of the Trust, I acknowledge that:

1.	The Fund is responsible for the adequacy and accuracy of the disclosure in the filing;

2.
Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the U.S. Securities and Exchange Commission (the “Commission”) from taking any action with respect to the filing; and

3.	The Fund may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

/s/ Lancelot A. King

Lancelot A. King
Assistant Vice President and Assistant Secretary

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